Property and Equipment, Net - Schedule of Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	¥ 11,547	$ 1,814	¥ 21,256	¥ 20,287
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	2,731		5,189	4,095
Sales and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	6,233		11,350	12,801
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	1,692		2,837	2,729
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 891		¥ 1,880	¥ 662